CANADIAN OFFERING MEMORANDUM
Private Placement of Shares in each Province and Territory of Canada
STRICTLY CONFIDENTIAL
SSgA Money Market Fund
This Canadian Offering Memorandum constitutes an offering of the securities described herein only in those jurisdictions and to those persons where and to whom they may be lawfully offered for sale, and therein only by persons permitted to sell such securities. This Canadian Offering Memorandum is not, and under no circumstances is to be construed as, an advertisement or a public offering of the securities referred to in this document in Canada. No securities commission or similar authority in Canada has reviewed or in any way passed upon this Canadian Offering Memorandum or the merits of the securities described herein and any representation to the contrary is an offence.
January 5, 2011

CANADIAN OFFERING MEMORANDUM
(each Province and Territory of Canada)
     The securities offered hereby are shares (each a “Share”) in SSgA Money Market Fund (the “Fund”).
     Attached hereto and forming part of this document is a U.S. prospectus dated December 20, 2010 relating to the sale of Shares of the Fund (the “Prospectus”). Except as otherwise provided herein, capitalized terms used in this Canadian Offering Memorandum without definition have the meanings assigned to them in the Prospectus. The offering of Shares of the Fund by private placement in each Province and Territory of Canada (each a “Jurisdiction”) is being made solely by this Canadian Offering Memorandum and any decision to purchase Shares of the Fund should be based solely on information contained in this document. No person has been authorized to give any information or to make any representations concerning this offering other than those contained herein.
     This Canadian Offering Memorandum is for the confidential use of only those persons to whom it is delivered in connection with the offering of Shares of the Fund in the Jurisdictions. This Canadian Offering Memorandum is personal to each person to whom it is provided and does not constitute an offer to any other person or to the public generally to subscribe for or otherwise acquire Shares. Distribution of this Canadian Offering Memorandum to any person, other than the prospective investor and any person retained to advise such prospective investor with respect to its purchase of Shares or to such regulatory bodies or other entities as may under applicable law by required to be provided with a copy of this Canadian Offering Memorandum by the investor, is unauthorized, and any disclosure of any of its contents to any other person without the Fund’s prior written consent is prohibited. Each prospective investor, by accepting delivery of this Canadian Offering Memorandum, agrees to the foregoing and to make no photocopies of this Canadian Offering Memorandum or any documents referred to in this Canadian Offering Memorandum except for distribution to persons entitled to receive a copy as provided above.
     The Fund, a U.S. open-end investment management company, and any dealer retained to sell Shares of the Fund in the Jurisdictions, reserves the right to reject subscriptions for Shares of the Fund in whole or in part for any reason.
     Investing in Shares of the Fund involves significant risks. Canadian investors in the Jurisdictions should refer to the Prospectus for additional information.
RESPONSIBILITY
     Except as otherwise expressly required by applicable law or as agreed to in contract, no representation, warranty, or undertaking (express or implied) is made and no responsibilities or liabilities of any kind or nature whatsoever are accepted by any dealer as to the accuracy or completeness of the information contained in this Canadian Offering Memorandum or any other information provided by the Fund in connection with this offering.
RESALE RESTRICTIONS
     The distribution of Shares of the Fund in the Jurisdictions is being made on a private placement basis only and is exempt from the requirement that the Fund prepare and file a prospectus with the relevant Canadian securities regulatory authorities. Accordingly, any resale of Shares of the Fund in Canada must be made in accordance with applicable Canadian securities laws, which may require resales to be made in accordance with exemptions from the Canadian dealer registration and prospectus requirements. Canadian purchasers are advised to seek legal advice prior to any resale of Shares of the Fund.
     Any certificates representing the Shares of the Fund issued to purchasers in the Jurisdictions will bear the following legend:
UNLESS PERMITTED UNDER SECURITIES LEGISLATION, THE HOLDER OF THIS SECURITY MUST NOT TRADE THE SECURITY BEFORE THE DATE THAT IS 4 MONTHS AND A DAY AFTER THE LATER OF (I) [THE DISTRIBUTION DATE] AND (II) THE DATE THE ISSUER BECAME A REPORTING ISSUER IN ANY PROVINCE OR TERRITORY OF CANADA.

     The Fund is not a “reporting issuer”, as such term is defined under applicable Canadian securities legislation, in any Jurisdiction. Under no circumstances will the Fund be required to file a prospectus or similar document with any Canadian securities regulatory authority to qualify the resale of Shares of the Fund to the public in any Jurisdiction. Canadian purchasers are advised that the Fund currently has no intention to file a prospectus or similar document with any Canadian securities regulatory authority.
CANADIAN FEDERAL INCOME TAX CONSIDERATIONS
     This section describes the principal Canadian federal income tax consequences under the Income Tax Act (Canada) (the “Tax Act”) of buying, owning and disposing of Shares of the Fund as of the date of this Canadian Offering Memorandum. This summary only applies to a purchaser (a “Holder”) who, for purposes of the Tax Act, is resident in Canada, deals at arm’s length with the Fund, holds Shares as capital property and who is a tax-exempt organization who is fully entitled to the benefits under Article XXI of the Canada — U.S. Income Tax Convention(1980), as amended (the “Treaty”).
     Purchasers are urged to consult with their own tax advisor to determine whether they are entitled to benefits under Article XXI of the Treaty. Purchasers are required to make representations in the subscription agreement that they are entitled to such benefits.
     This summary takes into account the current provisions of the Tax Act and the regulations thereunder, the current provisions of the Treaty as well as the current published administrative policies and assessing practices of the Canada Revenue Agency publicly available prior to the date hereof. This summary also takes into account specific proposals to amend the Tax Act and the Treaty announced prior to the date hereof by or on behalf of the Minister of Finance (Canada) (the “Proposed Amendments”) and assumes that the Proposed Amendments will be enacted as proposed. No assurances can be given that the Proposed Amendments will be enacted in the form proposed or at all. Except for the Proposed Amendments, this summary does not take into account or anticipate any changes in law, whether by legislative, governmental or judicial decision or action, nor does it take into account other federal or any provincial, territorial or foreign income tax legislation or considerations.
     This description is not exhaustive, and tax laws may change between the time this summary is prepared and the time it is received by a prospective purchaser. In addition, the tax consequences of buying and owning Shares will vary according to the purchaser’s particular circumstances including the Jurisdiction in which the purchaser resides or carries on business. Purchasers are advised to consult their own tax advisor about making an investment in Shares.
     Status of the Fund
     The Fund is a distinct investment portfolio of SSgA Funds, a Massachusetts business trust (the “Trust”). A Share represents a unit of a beneficial interest in the Trust in respect of the Fund.
     Distributions and Capital Gains
     Holders are exempt from tax under Part I of the Tax Act on the amounts paid to them by the Fund in the year and on the amount of any capital gain realized by a Holder upon the redemption or other disposition or deemed disposition of a Share.
     NRT Rules
     The Shares represent a unitized beneficial interest in the Trust. Draft legislation to amend the Tax Act includes proposals relating to non-resident trusts that were first introduced in 1999 (“NRT Rules”). The NRT Rules are still under review. Under the current version of the NRT Rules, unless the Trust is an “exempt foreign trust”, once certain types of residents of Canada invest in any shares of the Trust, the Trust will be deemed to be a resident of Canada for certain purposes of the Tax Act and certain Canadian investors may be jointly and severally liable for a portion of the Trust’s Canadian income tax liability under the Tax Act. Based on the current draft of the NRT Rules and the current facts, the Trust should be an “exempt foreign trust” such that the NRT rules will not apply to the Trust. In addition, it is proposed that most registered pension plans under the Tax Act and certain Canadian intermediaries (trusts and corporations) in which these qualifying pension plans are the only holders of equity interests should not be considered to be a Canadian investor for purposes of the NRT Rules. However, no assurances can be given that the new rules will be enacted in the form proposed. Because a determination of the application of the NRT Rules depends on numerous factual criteria, Holders should consult their own tax advisors regarding the application of the NRT Rules in their particular circumstances.
U.S. INCOME TAX CONSIDERATIONS
     The following discussion summarizes certain material U.S. federal income tax considerations relating to the acquisition, ownership and disposition of Shares of the Fund to be issued pursuant to this Canadian Offering Memorandum. This summary only applies to a holder of Shares who is a resident of Canada who is entitled to the benefits under Article XXI of the Treaty.
     This summary is based upon the provisions of the Code, applicable Treasury Regulations thereunder, judicial decisions and administrative rulings and practice, and the Treaty, all in effect as of the date of this Canadian Offering Memorandum, all of which are subject to change, possibly with retroactive effect, and to differing judicial or administrative interpretation that may result in tax considerations that are materially different from those summarized herein. No rulings have been or will be requested from any governmental tax authorities as to any matter related to tax, and there can be no assurance that such authorities will not successfully assert a position contrary to one or more of the tax considerations discussed herein. This summary addresses only certain material considerations arising under U.S. federal income tax law, and does not address any other federal tax considerations or any tax considerations arising under the laws of any state, locality or foreign taxing jurisdiction.
     Withholding Tax on Distributions. For taxable years beginning before January 1, 2012 the Fund could, under certain circumstances, designate all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend.” An interest-related dividend that is received by a non-U.S. holder generally would be exempt from U.S. withholding tax, provided certain other requirements are met. A short-term capital gain dividend that is received by a non-U.S. holder generally would be exempt from U.S. withholding tax, unless such holder is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. It is anticipated that a portion of the Fund’s dividend distributions would qualify as interest-related dividends (or short-term capital gain dividends) and as such would be exempt from U.S. withholding tax under these rules. However, unless the provisions discussed above are extended or made permanent by Congress, distributions made by the Fund of investment income and short term capital gains in taxable years beginning after December 31, 2011 will be treated like other distributions and generally will be subject to U.S. withholding tax under the rules generally applicable to dividend distributions as discussed below.
     To the extent the exceptions from withholding for interest-related dividends and short-term capital gain dividends do not apply, distributions of ordinary income paid to non-U.S. holders generally will be subject to a 30% U.S. withholding tax unless a reduced rate of withholding or a withholding exemption is provided under an applicable treaty. A 15% tax rate generally will apply to distributions to non-U.S. holders who can claim benefits of the Treaty and file with the Fund an IRS Form W-8BEN evidencing eligibility for that reduced treaty rate. A non-U.S. holder generally will not be required to obtain a U.S. taxpayer identification number in connection with distributions from the Fund.
     Disposition of Shares. Gain recognized by a non-U.S. holder upon the sale or redemption of Shares in the Fund generally will not be subject to U.S. taxation.
     Prospective purchasers are urged to consult their tax advisors regarding the specific tax consequences discussed above.
REPRESENTATIONS OF PURCHASERS
     Each Canadian purchaser who purchases Shares of the Fund will be deemed to have represented to the Fund, and any dealer who sells Shares of the Fund to such purchaser that:
(a)	such purchaser’s decision to purchase Shares of the Fund is based solely on this Canadian Offering Memorandum, and not on any other information concerning the Fund or this offering, and without limiting the generality of the foregoing, the offer and sale of Shares of the Fund was made exclusively through this Canadian Offering Memorandum and was not made through an advertisement of Shares of the Fund in any printed media of general and regular paid circulation, radio, television or telecommunications, including electronic display, or any other form of advertising in Canada;

(b)	such purchaser has reviewed and acknowledges the terms referred to above under “Resale Restrictions”;

(c)	such purchaser is either purchasing Shares as principal for its own account, or is deemed to be purchasing the Shares as principal for its own account in accordance with applicable securities laws;

(d)	such purchaser:
(i)	is resident in one of the Jurisdictions;

(ii)	is a “permitted client”, as defined in section 1.1 of National Instrument 31-103 Registration Requirements and Exemptions, pursuant to at least one of the categories set out in Schedule A to the subscription agreement for Shares of the Fund;

(iii)	is purchasing Shares of the Fund through State Street Global Markets, LLC; and

(iv)	if the purchaser is not an individual or an investment fund, the purchaser had a pre-existing purpose and was not established solely or primarily for the purpose of acquiring Shares in reliance on an exemption from applicable prospectus requirements in the Jurisdictions;
(e)	the funds representing the aggregate subscription price for the Shares of the Fund being purchased which will be advanced by or on behalf of the purchaser to the Fund will not represent proceeds of crime for the purposes of the Proceeds of Crime (Money Laundering) and Terrorist Financing Act (Canada) (the “Proceeds of Crime Act”) and the purchaser acknowledges that the Fund may in the future be required by law to disclose the purchaser’s name and other information relating to the purchaser’s purchase of the Shares of the Fund hereunder, on a confidential basis, pursuant to the Proceeds of Crime Act. To the best of the purchaser’s knowledge, none of the subscription funds to be provided by the purchaser: (i) have been or will be derived from or related to any activity that is deemed criminal under the laws of Canada, the United States of America, or any other jurisdiction, or (ii) are being tendered on behalf of a person or entity who has not been identified to the purchaser, and the purchaser shall promptly notify the Fund if it discovers that any of such representations ceases to be true and provide the Fund with appropriate information in connection therewith. The Fund may, by written notice to the purchaser, suspend the payment of capital or dividend proceeds payable to the purchaser, if any, if it is necessary to do so to comply with anti-money laundering regulations applicable to the Fund or any of the Fund’s other service providers;

(f)	such purchaser has been notified through this Canadian Offering Memorandum that:
(i)	the Fund is required to deliver personal information (“personal information”) pertaining to the purchaser as required to be disclosed in Schedule I of Form 45-106F1 under National Instrument 45-106 Prospectus and Registration Exemptions (including the full name, residential address and telephone number of the purchaser; the number of Shares of the Fund purchased; the total purchase price expressed in Canadian dollars, the Canadian exemption relied on; and the date of the distribution) to the applicable Canadian securities regulatory authority;

(ii)	that such personal information is being collected indirectly by the applicable Canadian security regulatory authority under the authority granted to it in its securities legislation;

(iii)	that such personal information is being collected for the purposes of the administration and enforcement of the securities legislation in the applicable Jurisdiction; and

(iv)	that the public official in Ontario who can answer questions about the Ontario Securities Commission’s (the “OSC”) indirect collection of such personal information is the Administrative Support Clerk at the OSC, Suite 1903, Box 55, 20 Queen Street West, Toronto, Ontario M5H 3S8, Telephone: (416) 593-3684; and
(g)	such purchaser has authorized the indirect collection of personal information by the applicable Canadian security regulatory authority.
RIGHTS OF ACTION FOR DAMAGES OR RESCISSION
     Securities legislation in certain of the Jurisdictions provides purchasers of securities pursuant to this Canadian Offering Memorandum with a remedy for damages or rescission, or both, in addition to any other rights they may have at law, where this Canadian Offering Memorandum and any amendment to it contains a “Misrepresentation”. Where used herein, “Misrepresentation” means an untrue statement of a material fact or an omission to state a material fact that is required to be stated or that is necessary to make any statement not misleading in light of the circumstances in which it was made. A “material fact”, when used in relation to securities issued or proposed to be issued, means a fact that would reasonably be expected to have a significant effect on the market price or value of the securities. These remedies, or notice with respect to these remedies, must be exercised or delivered, as the case may be, by the purchaser within the time limits prescribed by applicable Canadian securities legislation.
Alberta
     A purchaser of Shares of the Fund who is resident in Alberta and to whom this Canadian Offering Memorandum was delivered may rescind the contract to purchase such Shares by sending written notice to the Fund not later than midnight on the second day, exclusive of Saturdays and holidays, after the purchaser signs the agreement to purchase the Shares.
     If this Canadian Offering Memorandum contains a Misrepresentation when a purchaser resident in Alberta buys Shares of the Fund, securities legislation in Alberta provides that every such purchaser has, without regard to whether the purchaser relied on the Misrepresentation, a right of action for damages against the Fund and every person or company who signed this Canadian Offering Memorandum, but may elect (while still the owner of any of the Shares of the Fund that they purchased) to exercise a right of rescission against the Fund, in which case the purchaser shall have no right of action for damages, provided that:
(a)	neither the Fund nor anyone signing this Canadian Offering Memorandum will be liable if the Fund or such person or company proves that the purchaser purchased the Shares of the Fund with knowledge of the Misrepresentation;

(b)	in an action for damages, neither the Fund nor anyone signing this Canadian Offering Memorandum will be liable for all or any portion of such damages if the Fund or such person or company proves that they do not represent the depreciation in value of the Shares of the Fund as a result of the Misrepresentation relied on; and

(c)	in no case will the amount recoverable under this right of action exceed the price at which the Shares of the Fund were sold to the purchaser.
     No person or company, other than the Fund, is liable:
(a)	if the person or company proves that this Canadian Offering Memorandum was sent to the purchaser without the person’s or company’s knowledge or consent, and that, on becoming aware of its being sent, the person or company promptly gave reasonable notice to the Fund that it was sent without the knowledge and consent of the person or company;

(b)	if the person or company proves that the person or company, on becoming aware of the Misrepresentation, withdrew the person’s or company’s consent to this Canadian Offering Memorandum and gave reasonable notice to the Fund of the withdrawal and the reason for it; or

(c)	with respect to any part of this Canadian Offering Memorandum not purporting to be made on the authority of an expert and not purporting to be a copy of, or an extract from, a report, opinion or statement of an expert, unless the person or company (i) did not conduct an investigation sufficient to provide reasonable grounds for a belief that there had been no Misrepresentation, or (ii) believed there had been a Misrepresentation.
     In Alberta, no action may be commenced to enforce such right of action described above more than:
(a)	in the case of action for rescission, 180 days from the date the purchaser purchased the Shares of the Fund; or

(b)	in the case of any action, other than an action for rescission, the earlier of: (i) 180 days from the day that the purchaser first had knowledge of the facts giving rise to the cause of action, or (ii) three (3) years from the day the purchaser purchased the Shares of the Fund.
Manitoba
     If this Canadian Offering Memorandum contains a Misrepresentation, a purchaser who purchases Shares of the Fund offered by this Canadian Offering Memorandum is deemed to have relied on the representation if it was a Misrepresentation at the time of purchase and has (a) a right of action for damages against (i) the Fund and (ii) every person or company who signed this Canadian Offering Memorandum; and (b) a right of rescission against the Fund. If the purchaser chooses to exercise a right of rescission against the Fund, the purchaser has no right of action for damages.
     No person or company is liable if the person or company proves that the purchaser had knowledge of the Misrepresentation.
     No person or company, other than the Fund, is liable:
(a)	if the person or company proves that this Canadian Offering Memorandum was sent to the purchaser without the person’s or company’s knowledge or consent, and that, after becoming aware that it was sent, the person or company promptly gave reasonable notice to the Fund that it was sent without the person’s or company’s knowledge and consent;

(b)	if the person or company proves that, after becoming aware of the Misrepresentation, the person or company withdrew the person’s or company’s consent to this Canadian Offering Memorandum and gave reasonable notice to the issuer of the withdrawal and the reason for it; or

(c)	with respect to any part of this Canadian Offering Memorandum not purporting to be made on an expert’s authority and not purporting to be a copy of, or an extract from, an expert’s report, opinion or statement, unless the person or company (i) did not conduct an investigation sufficient to provide reasonable grounds for a belief that there had been no Misrepresentation, or (ii) believed there had been a Misrepresentation.
     The amount recoverable under the right of action for damages may not exceed the price at which the Shares of the Fund were offered under this Canadian Offering Memorandum.
     In an action for damages, the defendant is not liable for all or any part of the damages that the defendant proves do not represent the depreciation in value of the Shares of the Fund as a result of the Misrepresentation.
     No action may be commenced to enforce the foregoing rights:
(a)	in the case of an action for rescission, more than 180 days after the day of the transaction that gave rise to the cause of action; or

(b)	in any other case, more than (i) 180 days after the day that the purchaser first had knowledge of the facts giving rise to the cause of action, or (ii) two years after the day of the purchase of the Shares of the Fund, whichever occurs earlier.

New Brunswick
     If this Canadian Offering Memorandum or any information relating to the offering provided to the purchaser of the securities thereto or any advertising or sales literature used in connection therewith contains a Misrepresentation, every purchaser of Shares of the Fund resident in New Brunswick purchasing Shares of the Fund pursuant to this Canadian Offering Memorandum shall be deemed to have relied on the misrepresentation, if it was a Misrepresentation at the time of purchase, and will have a right of action, in addition to any other rights they may have at law, for damages against the Fund. Alternatively, where the purchaser purchased the Shares from the Fund, the purchaser may elect to exercise a right of rescission against the Fund, in which case the purchaser shall have no right of action for damages against the Fund.
     In addition, if advertising or sales literature is relied upon by a purchaser in connection with a purchase of Shares of the Fund, the purchaser shall also have a right of action for damages or rescission against every promoter of the Fund.
     In addition, where an individual makes a verbal statement to a prospective purchaser that contains a Misrepresentation relating to the Shares of the Fund and the verbal statement is made either before or contemporaneously with the purchase of the Shares of the Fund, the purchaser shall be deemed to have relied upon the Misrepresentation if it was a Misrepresentation at the time of purchase, and has a right of action for damages against the individual who made the verbal statement. No such individual will be liable if:
(a)	that individual can establish that he or she cannot reasonably be expected to have known that his or her statement contained a Misrepresentation; or

(b)	no individual is liable if, prior to the purchase of the securities by the purchaser, that individual notified the purchaser that the individual’s statement contained a Misrepresentation.
     Neither the Fund nor any promoter referred to above will be liable, whether for Misrepresentations in this Canadian Offering Memorandum, any advertising or sales literature or in a verbal statement:
(a)	if the Fund or such promoter proves that the purchaser purchased the Shares of the Fund with knowledge of the Misrepresentation; or

(b)	in an action for damages, for all or any portion of the damages that the Fund or such promoter proves do not represent the depreciation in value of the Shares of the Fund as a result of the Misrepresentation relied on.
     No person, other than Fund, is liable for Misrepresentations in any advertising or sales literature if the person proves:
(a)	that the advertising or sales literature was disseminated without the person’s knowledge or consent and that, on becoming aware of its dissemination, the person gave reasonable general notice that it was so disseminated,

(b)	that, after the dissemination of the advertising or sales literature and before the purchase of the shares by the purchaser, on becoming aware of any Misrepresentation in the advertising or sales literature the person withdrew the person’s consent to it and gave reasonable general notice of the withdrawal and the reason for the withdrawal, or

(c)	that, with respect to a false statement purporting to be a statement made by an official person or contained in what purports to be a copy of, or an extract from, a public official document, it was a correct and fair representation of the statement or copy of, or extract from, the document, and the person had reasonable grounds to believe and did believe that the statement was true.
     No person, other than the Fund, is liable with respect to any part of the advertising or sales literature not purporting to be made on the authority of an expert and not purporting to be a copy of or, an extract from, a report, opinion or statement of an expert unless the person:

(a)	failed to conduct such reasonable investigation as to provide reasonable grounds for a belief that there had been no Misrepresentation, or

(b)	believed there had been a Misrepresentation.
     Any person who at the time the advertising or sales literature was disseminated, sells securities on behalf of the Fund with respect to which the advertising or sales literature was disseminated is not liable if that person can establish that the person cannot reasonably be expected to have had knowledge that the advertising or sales literature was disseminated or contained a Misrepresentation.
     In no case will the amount recoverable by a purchaser exceed the price at which Shares of the Fund were sold to the purchaser.
     In New Brunswick, no action may be commenced to enforce such right of action more than:
(a)	in the case of an action for rescission, 180 days after the date the purchaser purchased the Shares of the Fund; or
(b)	in the case of any action, other than an action for rescission, the earlier of (i) one (1) year after the purchaser first had knowledge of the facts giving rise to the cause of action or (ii) six (6) years after the date the purchaser purchased the Shares of the Fund.
Newfoundland and Labrador
     In the event that this Canadian Offering Memorandum and any amendment thereto contains a Misrepresentation, an investor who purchases the Shares of the Fund, has, without regard to whether the investor relied on the Misrepresentation, a right of action for damages against the Fund and every person or company who signed this Canadian Offering Memorandum, and a right of action for rescission against the Fund.
     Neither the Fund nor anyone signing this Canadian Offering Memorandum will be liable when the Fund or such person or company proves that the purchaser had knowledge of the Misrepresentation.
No person or company, except the Fund, shall be liable:
(a)	where the person or company proves that this Canadian Offering Memorandum was sent to the purchaser without the person’s or company’s knowledge or consent, and that, on becoming aware of its being sent, the person or company promptly gave reasonable notice to the Fund that it was sent without the person’s or company’s knowledge and consent;

(b)	if the person or company proves that, on becoming aware of the Misrepresentation, the person or company withdrew the person’s or company’s consent to this Canadian Offering Memorandum and gave reasonable notice to the Fund of the withdrawal and the reason for it; or

(c)	with respect to any part of this Canadian Offering Memorandum not purporting to be made on the authority of an expert and not purporting to be a copy of, or an extract from, a report, opinion or statement of an expert, unless such person or company (i) did not conduct an investigation sufficient to provide reasonable grounds for a belief that there had been no Misrepresentation, or (ii) believed there had been a Misrepresentation.
     In an action for damages, neither the Fund nor anyone signing this Canadian Offering Memorandum will be liable for all or any portion of the damages that it proves do not represent the depreciation in value of the Shares of the Fund as a result of the Misrepresentation;
     In no case shall the amount recoverable under the right of action described herein exceed the price at which Shares of the Fund were offered in this Canadian Offering Memorandum;
     Where the purchaser elects to exercise a right of rescission against the Fund, the purchaser shall have no right of action for damages.

     In Newfoundland and Labrador, no action shall be commenced to enforce such right of action more than:
(a)	in the case of an action for rescission, 180 days after the date the purchaser purchased the Shares of the Fund; and

(b)	in the case of any action, other than an action for rescission, the earlier of (i) 180 days after the purchaser first had knowledge of the facts giving rise to the cause of action or (ii) three (3) years after the date the purchaser purchased the Shares of the Fund.
Northwest Territories
     If this Canadian Offering Memorandum contains a Misrepresentation, a purchaser resident in the Northwest Territories who buys Shares of the Fund during the period of distribution, has, without regard to whether the purchaser relied on the Misrepresentation, a right of action for damages against the Fund and every person or company who signed this Canadian Offering Memorandum, but may elect (while still the owner of any of the Shares of the Fund that they purchased) to exercise a right of rescission against the Fund, in which case the purchaser shall have no right of action for damages, provided that:
(a)	neither the Fund nor anyone signing this Canadian Offering Memorandum will be liable if the Fund or such person or company proves that the purchaser purchased the Shares of the Fund with knowledge of the Misrepresentation;

(b)	in an action for damages, neither the Fund nor anyone signing this Canadian Offering Memorandum will be liable for all or any portion of such damages if the Fund or such person or company proves that they do not represent the depreciation in value of the Shares of the Fund as a result of the Misrepresentation relied on; and

(c)	the amount recoverable under this right of action must not exceed the price at which the Shares of the Fund purchased by the purchaser were offered.
In an action for damages, no person or company, other than the Fund, is liable:
(a)	if the person or company proves that this Canadian Offering Memorandum was sent to the purchaser without the person’s or company’s knowledge or consent, and that, on becoming aware of its being sent, the person or company had promptly given reasonable notice to the Fund that it was sent without the person’s or company’s knowledge and consent;

(b)	if the person or company proves that, on becoming aware of the Misrepresentation, the person or company had withdrawn the person’s or company’s consent to this Canadian Offering Memorandum and had given reasonable notice to the Fund of the withdrawal and the reason for it; or

(c)	with respect to any part of this Canadian Offering Memorandum not purporting to be made on the authority of an expert and not purporting to be a copy of, or an extract from, a report, opinion or statement of an expert, unless the person or company (i) failed to conduct a reasonable investigation to provide reasonable grounds for a belief that there had been no Misrepresentation, or (ii) believed there had been a Misrepresentation.
     In the Northwest Territories, no action may be commenced to enforce such right of action described above more than:
(a)	in the case of action for rescission, 180 days from the date the purchaser purchased the Shares of the Fund; or

(b)	in the case of any action, other than an action for rescission: (i) 180 days from the day that the purchaser first had knowledge of the facts giving rise to the cause of action, or (ii) three (3) years from the day the purchaser purchased the Shares of the Fund, whichever period expires first.

Nova Scotia
     If this Canadian Offering Memorandum or any amendment thereto or any advertising or sales literature (as defined in the Securities Act (Nova Scotia)) used in connection therewith contains a Misrepresentation, every purchaser resident in Nova Scotia of Shares of the Fund in reliance on an exemption under the Securities Act (Nova Scotia), the regulations thereunder or a decision of the Nova Scotia Securities Commission pursuant to this Canadian Offering Memorandum shall be deemed to have relied on the representation, if it was a Misrepresentation at the time of purchase, and has a right of action, in addition to any other rights they may have at law, for damages against the Fund and every person who signed this Canadian Offering Memorandum, but may elect (while still the owner of any of the Shares of the Fund that they purchased) to exercise a right of rescission against the Fund, in which case he or she shall have no right of action for damages, provided that:
     Neither the Fund nor anyone signing this Canadian Offering Memorandum will be liable if the Fund or such person or company proves that the purchaser purchased the Shares of the Fund with knowledge of the Misrepresentation.
     No person or company, other than the Fund, is liable:
(a)	if the person or company proves that this Canadian Offering Memorandum was sent or delivered to the purchaser without the person’s or company’s knowledge or consent, and that, on becoming aware of its delivery, the person or company promptly gave reasonable general notice that it was delivered without the person’s or company’s knowledge and consent;

(b)	if the person or company proves that after delivery of this Canadian Offering Memorandum, and before the purchase of the Shares by the Purchaser, on becoming aware of any Misrepresentation, the person or company withdrew the person’s or company’s consent to this Canadian Offering Memorandum and gave reasonable general notice of the withdrawal and the reason for it; or

(c)	with respect to any part of this Canadian Offering Memorandum not purporting to be made on the authority of an expert and not purporting to be a copy of, or an extract from, a report, opinion or statement of an expert, unless the person or company (i) failed to conduct a reasonable investigation to provide reasonable grounds for a belief that there had been no Misrepresentation, or (ii) believed there had been a Misrepresentation.
     In an action for damages, neither the Fund nor anyone signing this Canadian Offering Memorandum will be liable for all or any portion of the damages that it proves do not represent the depreciation in value of the Shares of the Fund as a result of the Misrepresentation relied upon; and
     In no case shall the amount recoverable under the right of action described herein exceed the price at which the Shares of the Fund were sold to the purchaser.
     No action shall be commenced to enforce these rights more than 120 days after the date on which payment was made for the Shares of the Fund.
Nunavut Territory
     If this Canadian Offering Memorandum contains a Misrepresentation, a purchaser resident in the Nunavut Territory who buys Shares of the Fund during the period of distribution, has, without regard to whether the purchaser relied on the Misrepresentation, a right of action for damages against the Fund and every person or company who signed this Canadian Offering Memorandum, but may elect (while still the owner of any of the Shares of the Fund that they purchased) to exercise a right of rescission against the Fund, in which case the purchaser shall have no right of action for damages, provided that:
(a)	neither the Fund nor anyone signing this Canadian Offering Memorandum will be liable if the Fund or such person or company proves that the purchaser purchased the Shares of the Fund with knowledge of the Misrepresentation;

(b)	in an action for damages, neither the Fund nor anyone signing this Canadian Offering Memorandum will be liable for all or any portion of such damages if the Fund or such person or company proves that they do not represent the depreciation in value of the Shares of the Fund as a result of the Misrepresentation relied on; and

(c)	the amount recoverable under this right of action must not exceed the price at which the Shares of the Fund purchased by the purchaser were offered.
In an action for damages, no person or company, other than the Fund, is liable:
(a)	if the person or company proves that this Canadian Offering Memorandum was sent to the purchaser without the person’s or company’s knowledge or consent, and that, on becoming aware of its being sent, the person or company had promptly given reasonable notice to the Fund that it was sent without the person’s or company’s knowledge and consent;

(b)	if the person or company proves that, on becoming aware of the Misrepresentation, the person or company had withdrawn the person’s or company’s consent to this Canadian Offering Memorandum and had given reasonable notice to the Fund of the withdrawal and the reason for it; or

(c)	with respect to any part of this Canadian Offering Memorandum not purporting to be made on the authority of an expert and not purporting to be a copy of, or an extract from, a report, opinion or statement of an expert, unless the person or company (i) failed to conduct a reasonable investigation to provide reasonable grounds for a belief that there had been no Misrepresentation, or (ii) believed there had been a Misrepresentation.
     In the Nunavut Territory, no action may be commenced to enforce such right of action described above more than:
(a)	in the case of action for rescission, 180 days from the date the purchaser purchased the Shares of the Fund; or

(b)	in the case of any action, other than an action for rescission: (i) 180 days from the day that the purchaser first had knowledge of the facts giving rise to the cause of action, or (ii) three (3) years from the day the purchaser purchased the Shares of the Fund, whichever period expires first.
Ontario
     Every purchaser of Shares of the Fund pursuant to this Canadian Offering Memorandum shall have a statutory right of action for damages or rescission against the issuer and any selling security holder in the event that this Canadian Offering Memorandum contains a Misrepresentation. A purchaser who purchases Shares of the Fund offered by this Canadian Offering Memorandum during the period of distribution has, without regard to whether the purchaser relied upon the Misrepresentation, a right of action for damages or, alternatively, while still the owner of the Shares of the Fund, for rescission against the Fund provided that:
(a)	if the purchaser exercises its right of rescission, it shall cease to have a right of action for damages as against Fund;

(b)	the Fund will not be liable if it proves that the purchaser purchased the Shares of the Fund with knowledge of the Misrepresentation;

(c)	the Fund will not be liable for all or any portion of damages that it proves do not represent the depreciation in value of the Shares of the Fund as a result of the Misrepresentation relied upon; and

(d)	in no case shall the amount recoverable exceed the price at which the Shares of the Fund were offered.

     Section 138 of the Securities Act (Ontario) provides that no action shall be commenced to enforce these rights more than:
(a)	in the case of an action for rescission, 180 days after the date of the transaction that gave rise to the cause of action; or

(b)	in the case of an action for damages, the earlier of:
(i)	180 days after the date that the purchaser first had knowledge of the facts giving rise to the cause of action; or

(ii)	three (3) years after the date of the transaction that gave rise to the cause of action.
     This Canadian Offering Memorandum is being delivered in reliance on the exemption from the prospectus requirements contained under section 2.3 of NI 45-106 (the “accredited investor exemption”). The rights referred to in section 130.1 of the Securities Act (Ontario) do not apply if this Canadian Offering Memorandum is delivered to a prospective purchaser in Ontario in connection with a distribution made in Ontario in reliance on the accredited investor exemption if the prospective purchaser is:
(a)	a Canadian financial institution or a Schedule III bank (each as defined in OSC Rule 45-501 Ontario Prospectus and Registration Exemptions);

(b)	the Business Development Bank of Canada incorporated under the Business Development Bank of Canada Act (Canada); or

(c)	a subsidiary of any person referred to in paragraphs (a) and (b), if the person owns all of the voting securities of the subsidiary, except the voting securities required by law to be owned by directors of that subsidiary.
Prince Edward Island
     If this Canadian Offering Memorandum contains a Misrepresentation, a purchaser resident in Prince Edward Island who buys Shares of the Fund during the period of distribution, has, without regard to whether the purchaser relied on the Misrepresentation, a right of action for damages against the Fund and every person or company who signed this Canadian Offering Memorandum, but may elect (while still the owner of any of the Shares of the Fund that they purchased) to exercise a right of rescission against the Fund, in which case the purchaser shall have no right of action for damages, provided that:
(a)	neither the Fund nor anyone signing this Canadian Offering Memorandum will be liable if the Fund or such person or company proves that the purchaser purchased the Shares of the Fund with knowledge of the Misrepresentation;

(b)	in an action for damages, neither the Fund nor anyone signing this Canadian Offering Memorandum will be liable for all or any portion of such damages if the Fund or such person or company proves that they do not represent the depreciation in value of the Shares of the Fund as a result of the Misrepresentation relied on; and

(c)	the amount recoverable under this right of action must not exceed the price at which the Shares of the Fund purchased by the purchaser were offered.
     In an action for damages, no person or company, other than the Fund, is liable:
(a)	if the person or company proves that this Canadian Offering Memorandum was sent to the purchaser without the person’s or company’s knowledge or consent, and that, on becoming aware that it was sent, the person or company had promptly given reasonable notice to the Fund that it was sent without the person’s or company’s knowledge and consent;

(b)	if the person or company proves that on becoming aware of the Misrepresentation, the person or company had withdrawn the person’s or company’s consent to this Canadian Offering Memorandum and had given reasonable notice to the Fund of the withdrawal and the reason for it; or

(c)	with respect to any part of this Canadian Offering Memorandum not purporting to be made on the authority of an expert and not purporting to be a copy of, or an extract from, a report, opinion or statement of an expert, unless the person or company (i) failed to conduct a reasonable investigation to provide reasonable grounds for a belief that there had been no Misrepresentation, or (ii) believed there had been a Misrepresentation.
     In Prince Edward Island, no action may be commenced to enforce such right of action described above more than:
(a)	in the case of action for rescission, 180 days from the date the purchaser purchased the Shares of the Fund; or

(b)	in the case of any action, other than an action for rescission: (i) 180 days from the day that the purchaser first had knowledge of the facts giving rise to the cause of action, or (ii) three (3) years from the day the purchaser purchased the Shares of the Fund, whichever period expires first.
Saskatchewan
     If this Canadian Offering Memorandum or any amendment thereto or any advertising or sales literature used in connection therewith contains a Misrepresentation, every purchaser of Shares of the Fund resident in Saskatchewan has, without regard to whether the purchaser relied on the misrepresentation, a right of action, in addition to any other rights they may have at law, for damages against:
(a)	the Fund;

(b)	the persons who were promoters of the Fund at the time this Canadian Offering Memorandum or any amendment thereto was sent or delivered or at the time the advertising or sales literature was disseminated, as the case may be;

(c)	every person or company that signed this Canadian Offering Memorandum or any amendments thereto (if there was a Misrepresentation in this Canadian Offering Memorandum); and

(d)	every person or company that sells Shares of the Fund on behalf of the Fund under this Canadian Offering Memorandum or amendment thereto or in respect of which the advertising or sales literature was disseminated, as the case may be.
     Alternatively, where the purchaser purchased the Shares of the Fund from the Fund, the purchaser may elect to exercise a right of rescission against the Fund, and, when the purchaser so elects, the purchaser shall have no right of action for damages against the Fund.
     No person or company, other than the Fund, is liable:
(a)	if the person or company proves that this Canadian Offering Memorandum, or any advertising, or sales literature was sent or delivered, or disseminated, as the case may be, to the purchaser without the person’s or company’s knowledge or consent, and that, on becoming aware that it was sent and delivered or disseminated, the person or company promptly gave reasonable general notice that it was so sent and delivered or disseminated;

(b)	if the person or company proves that after the filing of this Canadian Offering Memorandum, or after the dissemination of the advertising or sales literature, and before the purchase of the Shares by the purchaser, on becoming aware of any Misrepresentation, the person or company withdrew the person’s or company’s consent to this Canadian Offering Memorandum, or to the advertising or sales literature and gave reasonable general notice of the withdrawal and the reason for it; or

(c)	with respect to any part of this Canadian Offering Memorandum, or any advertising or sales literature not purporting to be made on the authority of an expert and not purporting to be a copy of, or an extract from, a report, opinion or statement of an expert, unless the person or company (i) failed to conduct a reasonable investigation sufficient to provide reasonable grounds for a belief that there had been no Misrepresentation, or (ii) believed there had been a Misrepresentation.
     In addition, where an individual makes a verbal statement to a purchaser that contains a Misrepresentation relating to the Shares of the Fund and the verbal statement is made either before or contemporaneously with the purchase of the Shares of the Fund, the purchaser has, without regard to whether the purchaser relied on the misrepresentation, a right of action for damages against the individual who made the verbal statement. No such individual will be liable if:
(a)	that individual can establish that he or she cannot reasonably be expected to have known that his or her statement contained a Misrepresentation (this defence is also available to every person or company that sells Shares of the Fund on behalf of the Fund where there is a Misrepresentation in the advertising or sales literature used in connection with the offering of Shares under this Canadian Offering Memorandum); or

(b)	prior to the purchase of the securities by the purchaser, that individual notified the purchaser that the individual’s statement contained a Misrepresentation.
     Neither the Fund nor any promoter, person or company referred to above will be liable, whether for Misrepresentations in this Canadian Offering Memorandum, advertising or sales literature or in a verbal statement:
(a)	if the Fund or such promoter, person or company proves that the purchaser purchased the Shares of the Fund with knowledge of the Misrepresentation; or

(b)	in an action for damages, for all or any portion of the damages that the Fund or such promoter, person or company proves do not represent the depreciation in value of the Shares of the Fund as a result of the Misrepresentation relied on.
     In no case will the amount recoverable by a purchaser for a Misrepresentation in this Canadian Offering Memorandum, advertising and sales literature, or a verbal Misrepresentation exceed the price at which Shares of the Fund were sold to the purchaser.
     In Saskatchewan, no action may be commenced to enforce a right of action for rescission or damages more than:
(a)	in the case of an action for rescission, 180 days after the date the purchaser purchased the Shares of the Fund; and
(b)	in the case of any action, other than an action for rescission, the earlier of (i) one (1) year after the purchaser first had knowledge of the facts giving rise to the cause of action or (ii) six (6) years after the date the purchaser purchased the Shares of the Fund.
Yukon Territory
     If this Canadian Offering Memorandum contains a Misrepresentation when a purchaser resident in the Yukon Territory who buys Shares of the Fund during the period of distribution, has, without regard to whether the purchaser relied on the Misrepresentation, a right of action for damages against the Fund and every person or company who signed this Canadian Offering Memorandum, but may elect (while still the owner of any of the Shares of the Fund that they purchased) to exercise a right of rescission against the Fund, in which case the purchaser shall have no right of action for damages, provided that:
(a)	neither the Fund nor anyone signing this Canadian Offering Memorandum will be liable if the Fund or such person or company proves that the purchaser purchased the Shares of the Fund with knowledge of the Misrepresentation;

(b)	in an action for damages, neither the Fund nor anyone signing this Canadian Offering Memorandum will be liable for all or any portion of such damages if the Fund or such person or company proves that they do not represent the depreciation in value of the Shares of the Fund as a result of the Misrepresentation relied on; and

(c)	the amount recoverable under this right of action must not exceed the price at which the Shares of the Fund purchased by the purchaser were offered.
In an action for damages, no person or company, other than the Fund, is liable:
(a)	if the person or company proves that this Canadian Offering Memorandum was sent to the purchaser without the person’s or company’s knowledge or consent, and that, on becoming aware of its being sent, the person or company had promptly given reasonable notice to the Fund that it was sent without the person’s or company’s knowledge and consent;

(b)	if the person or company proves that, on becoming aware of the Misrepresentation, the person or company had withdrawn the person’s or company’s consent to this Canadian Offering Memorandum and had given reasonable notice to the Fund of the withdrawal and the reason for it; or

(c)	with respect to any part of this Canadian Offering Memorandum not purporting to be made on the authority of an expert and not purporting to be a copy of, or an extract from, a report, opinion or statement of an expert, unless the person or company (i) failed to conduct an investigation to provide reasonable grounds for a belief that there had been no Misrepresentation, or (ii) believed there had been a Misrepresentation.
     In the Yukon Territory, no action may be commenced to enforce such right of action described above more than:
(a)	in the case of action for rescission, 180 days from the date the purchaser purchased the Shares of the Fund; or
(b)	in the case of any action, other than an action for rescission: (i) 180 days from the day that the purchaser first had knowledge of the facts giving rise to the cause of action, or (ii) three (3) years from the day the purchaser purchased the Shares of the Fund, whichever period expires first.
General
     The statutory rights of action described above are in addition to and without derogation from any other rights the purchaser may have at law.
FORWARD-LOOKING INFORMATION
     This Canadian Offering Memorandum may contain “forward-looking information” (“FLI”) as such term is defined under section 1(1) of the Securities Act (Ontario). FLI means disclosure regarding possible events, conditions or results of operations that is based on assumptions about future economic conditions and courses of action, and includes future-oriented financial information (“FOFI”) with respect to prospective results of operations, financial position or cash flows that is presented either as a forecast or a projection. “FOFI” is FLI about prospective results of operations, financial position or cash flows, based on assumptions about future economic conditions and courses of action, and presented in the format of a historical balance sheet, income statement or cash flow statement. Similarly, “financial outlook” is FLI about prospective results of operations, financial position or cash flows that is based on assumptions about future economic conditions and courses of action that is not presented in the format of a historical balance sheet, income statement or cash flow statement.
     FLI can be identified by the use of forward-looking terminology such as “may”, “will”, “should”, “expect”, “anticipate”, “target”, “project”, “estimate”, “intend”, “continue” or “believe”, or the negatives thereof or other variations thereon or comparable terminology. Due to various risks and uncertainties, actual events or results or the actual performance of the Fund may differ materially from those reflected or contemplated in such forward-looking information and statements. Material risk factors that could affect actual results are identified in the Prospectus under the section entitled “Principal Risks”. Investors are also cautioned that FLI is based on a number of factors and assumptions, including the Fund’s current plans, estimates, opinions and analysis made in light of its experience, current conditions and expectations of future developments, as well as other relevant factors.
     Without limitation, FLI presented in the Prospectus may be considered financial outlook, as such term is defined above. Investors are cautioned that such forward-looking information should be read together with the information contained in the remainder of the Prospectus and that investors should not rely upon such FLI as the actual rate of return of an investment of the Fund may vary significantly from such FLI. In particular, investors are referred to the section of the Prospectus entitled “Principal Risks” for a description of certain factors which could affect the eventual rate of return of an investment in the Fund.
     Upon receipt of this Canadian Offering Memorandum, each Canadian investor hereby acknowledges and agrees that the investor will not receive any additional information updating such FLI other than as described in the Prospectus and/or as expressly agreed to by contract.
ENFORCEMENT OF LEGAL RIGHTS
     The Fund is a U.S. open-end investment management company. The Fund and all or substantially all of its trustees and officers and other persons acting for the Fund may be located outside of Canada and, as a result, it may not be possible for Canadian purchasers to effect service of process within Canada upon the Fund or such persons. All or a substantial portion of the assets of the Fund and such other persons may be located outside of Canada and, as a result, it may not be possible to satisfy a judgement against the Fund or such persons in Canada or to enforce a judgement obtained in Canadian courts against the Fund or persons outside of Canada.
     State Street Global Markets, LLC (“SSgM”) will usually act as an international dealer to sell Shares of the Fund, on an exempt basis, to qualified investors in Canada. SSgM is not registered in Canada and is located in the United States. As a result, there may be difficulty enforcing legal rights against SSgM as it is resident outside of Canada and as all or substantially all of its assets may be situated outside of Canada. The name and address of SSgM’s agent for service of process in British Columbia, Alberta, Saskatchewan, Manitoba, Ontario, Québec, New Brunswick and the Northwest Territories is set out on the attached Exhibit A.
LANGUAGE OF DOCUMENTS
     Upon receipt of this document, each Canadian investor hereby confirms that it has expressly requested that all documents evidencing or relating in any way to the sale of the securities described herein (including for greater certainty any purchase confirmation or any notice) be drawn up in the English language only. Par la réception de ce document, chaque investisseur canadien confirme par les présentes qu’il a expressément exigé que tous les documents faisant foi ou se rapportant de quelque manière que ce soit à la vente des valeurs mobilières décrites aux présentes (incluant, pour plus de certitude, toute confirmation d’achat ou tout avis) soient rédigés en anglais seulement.

Exhibit A
Agents for Service of Process

British Columbia	Alberta

FMD Service (B.C.) Inc.	Fasken Martineau DuMoulin LLP
2900-550 Burrard Street	3400 First Canadian Centre
Vancouver, British Columbia	350 7th Avenue SW
V6C 0A3	Calgary, Alberta
T2P 3N9

Saskatchewan	Manitoba

MacPherson Leslie & Tyerman LLP	Taylor McCaffrey LLP
1500 — 1874 Scarth Street	900 — 400 St. Mary Avenue
Regina, Saskatchewan	Winnipeg, Manitoba
S4P 4E9	R3C 4K5

Ontario	Québec

FMD Service (Ontario) Inc.	Fasken Martineau DuMoulin LLP
333 Bay Street, Suite 2400	Stock Exchange Tower
Bay Adelaide Centre, Box 20	Suite 3400
Toronto, Ontario	P.O. Box 242
M5H 2T6	800 Place-Victoria
Montréal, Québec
H4Z 1E9

New Brunswick	Northwest Territories

McInnes Cooper	Field Law
Suite 1700, Brunswick Square	Suite 201
1 Germain Street	5120 — 49th Street
Saint John, New Brunswick	Yellowknife, Northwest Territories
E2L 4R8	X1A 1P8